Operating Leases (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of right of use assets
Right-of-use Assets $

Balance, January 31, 2018	–
Adoption of IFRS 16	1,974,759
Amortization on ROU asset	(235,587)
Effect of foreign exchange rate changes	(3,826)
Balance, January 31, 2019	1,735,346
Additions	3,330,947
Disposal – ROU asset	(466,839)
Disposal – Accumulated amortization on ROU asset	339,519
Impairment of ROU asset	(1,276,779)
Amortization on ROU asset	(421,984)
Effect of foreign exchange rate changes	11,428

Balance, January 31, 2020	3,251,638
Disposal – ROU asset	(3,330,947)
Disposal – Accumulated amortization on ROU asset	264,362
Amortization on ROU asset	(185,053)

Balance, January 31, 2021	–

Schedule of expected lease payments
	Lease Liability $	Current $	Long-term $

Balance, January 31, 2018	–	–	–
Adoption of IFRS 16	1,906,403
Lease liability expense	155,051
Lease payments	(282,095)
Effect of foreign exchange rate changes	(3,244)
Balance, January 31, 2019	1,776,115	(367,629)	1,408,486
Additions	3,246,553
Disposal	(118,200)
Lease liability expense	347,446
Lease payments	(559,580)
Effect of foreign exchange rate changes	9,958

Balance, January 31, 2020	4,702,292	(68,138)	4,634,154
Disposal	(4,739,149)
Lease liability expense	479,164
Lease payments	(499,929)
Effect of foreign exchange rate changes	57,622

Balance, January 31, 2021	–	–	–